UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/18

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus/Standish Global Fixed Income Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus/Standish Global Fixed Income Fund

SEMIANNUAL REPORT June 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus/Standish Global Fixed Income Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus/Standish Global Fixed Income Fund, covering the six-month period from January 1, 2018 through June 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Volatility returned to the financial markets over the first half of 2018. Although stocks set a series of new record highs in January amid growing corporate earnings, reduced corporate tax rates and synchronized global economic growth, investors later grew nervous about rising interest rates, renewed inflationary pressures, escalating geopolitical tensions and the prospects of more protectionist U.S. trade policies. Consequently, U.S. stocks produced mildly positive returns over the reporting period. Meanwhile, bonds typically lost a degree of value over the first six months of the year due to rising interest rates and inflation concerns.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain sound. Ongoing economic growth, robust labor markets, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. Monetary policymakers have indicated that short-term interest rates probably will rise further, but U.S. government bond prices may already reflect those expectations. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
July 16, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2018 through June 30, 2018, as provided by portfolio managers David Leduc, CFA, Brendan Murphy, CFA, and Scott Zaleski, CFA of BNY Mellon Asset Management North America Corporation, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended June 30, 2018, Dreyfus/Standish Global Fixed Income Fund’s Class A shares achieved a total return of -1.13%, Class C shares returned -1.46%, Class I shares returned
-0.95%, and Class Y shares returned -0.94%.1 In comparison, the Bloomberg Barclays Global Aggregate Index (Hedged) (the “Index”), the fund’s benchmark, produced a total return of 0.07% for the same period.2

Global bond markets posted roughly flat total returns over the first half of 2018 amid synchronized global economic growth, rising interest rates, and changing currency exchange rates. The fund underperformed the Index, mainly due to shortfalls among emerging-market bonds.

As of February 22, 2018, Scott Zaleski became a portfolio manager for the fund.

The Fund’s Investment Approach

The fund seeks to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. dollar- and non-U.S. dollar-denominated fixed-income securities of governments and companies located in various countries, including emerging markets. The fund invests principally in bonds, notes, mortgage-related securities, asset-backed securities, floating rate loans (limited to up to 20% of the fund’s net assets) and other floating rate securities and Eurodollar and Yankee dollar instruments. The fund generally invests in eight or more countries, but always invests in at least three countries, one of which may be the United States. The fund may invest up to 25% of its assets in emerging markets generally and up to 7% of its net assets in any single emerging market country.

We focus on identifying undervalued government bond markets, currencies, sectors, and securities and de-emphasize the use of interest-rate forecasting. We look for fixed-income securities with the potential for credit upgrades, unique structural characteristics, or innovative features. We select securities by using fundamental economic research and quantitative analysis to allocate assets among countries and currencies, and by focusing on sectors and individual securities that appear to be relatively undervalued and actively trading among sectors.

Rising Interest Rates Undermined Returns From Global Bonds

International bond markets produced mixed results over the first half of 2018, as some central banks followed the example of the United States by raising short-term interest rates and curtailing their quantitative easing programs in response to accelerating economic growth. As might be expected, bond yields rose and prices generally declined in markets where interest rates climbed, while bond prices fared better in markets where interest rates stayed unchanged.

During the first quarter of the year, a U.S. dollar weakening against most foreign currencies helped boost international bond market returns for U.S. residents. The U.S. dollar dropped sharply when investors grew increasingly concerned about the impact of ballooning U.S. federal budget deficits and potentially protectionist U.S. trade policies. This trend reversed during the second quarter when European economic data proved less robust than U.S. economic data.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Emerging-Market Bonds Constrained Fund Performance

The fund’s performance compared to the Index was undermined by its exposure to emerging-market bonds, which lost value over the reporting period’s second half when local interest rates climbed and the U.S. dollar appreciated against local currencies. Weakness was especially pronounced among local currency-denominated bonds from Argentina, Turkey, Mexico, and Russia.

The fund fared better with other strategies. In developed markets, an emphasis on Spanish bonds and an underweighted position in Italian bonds proved supportive of relative results. Our interest-rate strategies also added a degree of value during the first quarter of 2018 through relatively short average durations in the United States and the United Kingdom, which helped cushion the adverse impact of rising interest rates in those markets. The fund’s holdings of treasury inflation-protected securities performed well in an environment of intensifying inflation expectations, and asset-backed securities proved less volatile than other market sectors.

The fund employed forward contracts, futures contracts, and swap options to establish its interest-rate and currency positions.

A Cautiously Opportunistic Investment Posture

Despite recently disappointing economic data and political concerns in Europe, we currently expect the global economic expansion to persist. As a result, central banks could continue to move away from the aggressively accommodative monetary policies of the past decade, and short-term interest rates appear likely to rise in most developed and emerging markets.

As of midyear, we have maintained the fund’s defensive interest-rate strategies in the United States, Canada, and the United Kingdom, where interest rates appear poised to rise further in response to tighter monetary policies. Instead, we have emphasized sovereign bonds in markets where interest rates appear to remain stable or are likely to decline. We also have maintained overweighted exposure to the emerging markets, where underlying fundamentals have remained solid and valuations have become more attractive after recent volatility.

July 16, 2018

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: FactSet. — The Bloomberg Barclays Global Aggregate Index (Hedged) is a flagship measure of global investment-grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed- and emerging-market issuers. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. The fixed-income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish Global Fixed Income Fund from January 1, 2018 to June 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.09	$7.53	$2.57	$2.22
Ending value (after expenses)	$988.70	$985.40	$990.50	$990.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.16	$7.65	$2.61	$2.26
Ending value (after expenses)	$1,020.68	$1,017.21	$1,022.22	$1,022.56

† Expenses are equal to the fund’s annualized expense ratio of .83% for Class A, 1.53% for Class C, .52 % for Class I and .45% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2018 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.2%
Argentina - 2.0%
Argentine Government, Bonds, Ser. POM, Argentine 7-Day Reference Rate	ARS	32.22	6/21/20	169,205,000	[b]	6,142,273
Argentine Government, Sr. Unscd. Bonds		6.88	1/26/27	6,900,000	[c]	6,097,875
Argentine Government, Sr. Unscd. Bonds	EUR	5.25	1/15/28	6,625,000		6,669,695
Argentine Government, Sr. Unscd. Notes	ARS	5.83	12/31/33	19,751,000	[d]	4,776,430
Argentine Government, Unscd. Bonds	ARS	3.75	2/8/19	760,000,000	[d]	28,541,054
Buenos Aires Province, Sr. Unscd. Notes		5.75	6/15/19	7,050,000	[c,e]	6,989,723
Buenos Aires Province, Sr. Unscd. Notes		9.13	3/16/24	6,800,000	[e]	6,562,000
Buenos Aires Province, Unscd. Bonds, 3 Month BADLAR + 3.83%	ARS	27.50	5/31/22	114,000,000	[b]	3,438,721
					69,217,771
Australia - .7%
Australian Government, Sr. Unscd. Bonds, Ser. 146	AUD	1.75	11/21/20	27,095,000		19,922,683
Driver Australia Four Trust, Ser. 4, Cl. A, 1 Month LIBOR + .95%	AUD	2.94	8/21/25	1,025,540	[b]	759,937
Driver Australia Three Trust, Ser. 3, Cl. A, 1 Month LIBOR + 1.70%	AUD	3.54	5/21/24	2,879,847	[b]	2,149,611
					22,832,231
Belgium - .8%
Belgium Government, Unscd. Bonds, Ser. 74	EUR	0.80	6/22/25	22,900,000	[e]	27,800,216
Brazil - .7%
Brazilian Government, Notes, Ser. F	BRL	10.00	1/1/27	89,000,000		20,978,626
Natura Cosmeticos, Sr. Unscd. Notes		5.38	2/1/23	5,025,000	[e]	4,830,281
					25,808,907
Canada - 4.8%
BMW Canada Auto Trust, Ser. 2016-1, Cl. A3	CAD	1.87	4/20/21	8,025,000		6,096,656
BMW Canada Auto Trust, Ser. 2017-1, Cl. A2	CAD	1.68	5/20/20	2,350,000		1,780,219
BMW Canada Auto Trust, Ser. 2017-1A, Cl. A2	CAD	1.68	5/20/20	12,350,000	[e]	9,355,619

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.2% (continued)
Canada - 4.8% (continued)
BMW Canada Auto Trust, Ser. 2018-1A, Cl. A3	CAD	2.82	4/20/23	12,550,000	[e]	9,534,812
Canadian Government, Bonds	CAD	0.50	12/1/50	15,700,000	[f]	12,409,355
Canadian Government, Unscd. Bonds	CAD	0.75	9/1/20	10,660,000		7,904,447
Canadian Government, Unscd. Bonds	CAD	3.50	12/1/45	18,360,000		17,634,343
Canadian Pacer Auto Receivables Trust, Ser. 2017-1A, Cl. A4		2.29	1/19/22	6,275,000	[e]	6,179,661
Cenovus Energy, Notes		4.25	4/15/27	6,100,000	[c]	5,883,966
CNH Capital Canada Receivables Trust, Ser. 2015-1, Cl. A2	CAD	1.35	3/15/21	1,866,113		1,417,928
CNH Capital Canada Receivables Trust, Ser. 2017-1A, Cl. A2	CAD	1.71	5/15/23	9,860,302	[e]	7,432,747
Export Development Canada, Sr. Unscd. Notes	CAD	1.80	9/1/22	12,700,000		9,480,490
Ford Auto Securitization Trust, Ser. 2015-R4, Cl. A3	CAD	2.00	11/15/20	10,155,261		7,718,122
Ford Auto Securitization Trust, Ser. 2017-R2, Cl. A2	CAD	1.42	4/15/21	10,814,187		8,181,321
Ford Auto Securitization Trust, Ser. 2017-R5A, Cl. A3	CAD	2.38	3/15/23	8,800,000	[e]	6,621,571
Ford Auto Securitization Trust, Ser. 2018-AA, Cl. A3	CAD	2.71	9/15/23	8,175,000	[e]	6,190,216
Ford Auto Securitization Trust, Ser. 2018-BA, Cl. A3	CAD	2.84	1/15/24	10,425,000	[e]	7,929,867
GMF Canada Leasing Trust, Ser. 16-1A, Cl. A3	CAD	1.83	6/21/21	5,347,630	[e]	4,067,681
GMF Canada Leasing Trust, Ser. 17-1A, Cl. A3	CAD	2.47	9/20/22	6,275,000	[e]	4,760,246
MBARC Credit Canada, Ser. 2016-A, Cl. A2	CAD	1.53	6/17/19	4,962,404		3,773,903
MBARC Credit Canada, Ser. 2016-AA, Cl. A2	CAD	1.53	6/17/19	4,144,735	[e]	3,152,067
MBARC Credit Canada, Ser. 2016-AA. Cl. A3	CAD	1.72	7/15/21	3,350,000	[e]	2,545,710
MBARC Credit Canada, Ser. 2018-AA, Cl. A3	CAD	2.79	1/17/23	9,025,000	[e]	6,871,467
Teck Resources, Gtd. Notes		6.25	7/15/41	3,575,000		3,575,000
TransCanada PipeLines, Sr. Unscd. Notes		4.25	5/15/28	7,900,000		7,937,244
					168,434,658

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.2% (continued)
Chile - .4%
Chilean Government, Unscd. Bonds	CLP	4.50	3/1/21	8,890,000,000		14,104,568
China - .6%
Alibaba Group Holding, Sr. Unscd. Notes		3.40	12/6/27	3,380,000		3,151,765
Sinopec Group Overseas Development 2017, Gtd. Notes		2.50	9/13/22	16,800,000	[c,e]	16,008,199
Tencent Holdings, Sr. Unscd. Notes		3.60	1/19/28	3,495,000		3,308,963
					22,468,927
Colombia - .9%
Colombian Government, Sr. Unscd. Bonds, Ser. B	COP	10.00	7/24/24	37,206,900,000		15,139,091
Ecopetrol, Sr. Unscd. Notes		5.88	5/28/45	17,700,000	[c]	16,853,940
					31,993,031
Ecuador - .2%
Ecuadorian Government, Sr. Unscd. Notes		7.88	1/23/28	7,500,000	[e]	6,310,875
France - 1.3%
AXA, Sub. Notes	EUR	5.25	4/16/40	3,500,000		4,394,695
Credit Agricole, Sub. Bonds	EUR	2.63	3/17/27	6,525,000		7,751,439
French Government, Bonds	EUR	0.75	5/25/28	12,650,000		14,974,482
French Government, Unscd. Bonds	EUR	2.00	5/25/48	14,200,000	[e]	18,416,172
					45,536,788
Germany - .7%
Allianz, Jr. Sub. Bonds	EUR	3.38	12/31/49	3,100,000		3,783,339
Allianz, Sub. Notes	EUR	5.63	10/17/42	4,300,000		5,869,369
Driver Thirteen, Ser. 13, Cl. A	EUR	0.00	2/22/21	558,220	[g]	652,497
KFW, Govt. Gtd. Notes	AUD	4.00	1/16/19	18,050,000		13,488,543
					23,793,748
Ghana - .6%
Ghanaian Government, Sr. Unscd. Bonds		8.13	1/18/26	6,925,000	[c]	7,115,161
Ghanaian Government, Sr. Unscd. Notes		7.63	5/16/29	12,295,000	[e]	12,029,920
					19,145,081

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.2% (continued)
Greece - .7%
Greek Government, Bonds	EUR	3.90	1/30/33	22,825,000		24,942,185
Ireland - .3%
AerCap Ireland Capital, Gtd. Notes		4.50	5/15/21	4,550,000		4,642,683
AerCap Ireland Capital, Gtd. Notes		5.00	10/1/21	2,000,000		2,062,186
Irish Government, Unscd. Bonds	EUR	2.00	2/18/45	2,150,000		2,725,544
					9,430,413
Israel - .4%
Israel Chemicals, Sr. Unscd. Bonds		6.38	5/31/38	10,850,000		10,748,336
Israeli Government, Bonds, Ser. 327	ILS	2.00	3/31/27	12,975,000		3,569,655
					14,317,991
Italy - .5%
Intesa Sanpaolo, Gtd. Notes		3.88	1/15/19	15,308,000		15,310,462
Intesa Sanpaolo, Sr. Unscd. Notes	EUR	3.00	1/28/19	1,075,000		1,275,282
					16,585,744
Ivory Coast - .6%
Ivory Coast Government, Sr. Unscd. Bonds	EUR	5.13	6/15/25	2,450,000	[e]	2,883,273
Ivory Coast Government, Sr. Unscd. Bonds	EUR	5.25	3/22/30	13,600,000	[e]	15,259,044
Ivory Coast Government, Sr. Unscd. Bonds		6.13	6/15/33	3,700,000	[e]	3,271,226
					21,413,543
Japan - 17.0%
Development Bank of Japan, Govt. Gtd. Bonds	JPY	1.70	9/20/22	325,000,000		3,142,723
Japanese Government, Sr. Unscd. Bonds, Ser. 118	JPY	0.20	6/20/19	3,147,850,000		28,524,101
Japanese Government, Sr. Unscd. Bonds, Ser. 128	JPY	0.10	6/20/21	15,474,750,000		140,718,541
Japanese Government, Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/36	7,625,650,000		68,862,206
Japanese Government, Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/24	6,111,000,000	[h]	58,164,478
Japanese Government, Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	6,182,700,000	[h]	59,018,511
Japanese Government, Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	3,569,000,000	[h]	34,242,686

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.2% (continued)
Japan - 17.0% (continued)
Japanese Government, Sr. Unscd. Bonds, Ser. 22	JPY	0.10	3/10/27	6,626,300,000	[h]	63,977,265
Japanese Government, Sr. Unscd. Bonds, Ser. 307	JPY	1.30	3/20/20	3,206,400,000		29,670,589
Japanese Government, Sr. Unscd. Bonds, Ser. 348	JPY	0.10	9/20/27	8,158,150,000		74,337,646
Japanese Government, Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	1,013,000,000		11,453,904
OSCAR US Funding Trust VI, Ser. 2017-1A, Cl. A2A		2.30	5/11/20	1,353,224	[e]	1,349,055
OSCAR US Funding Trust VI, Ser. 2017-1A, Cl. A4		3.30	5/10/24	3,560,000	[e]	3,562,980
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3		2.45	12/10/21	2,330,000	[e]	2,306,413
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4		2.76	12/10/24	8,430,000	[e]	8,299,360
OSCAR US Funding Trust VIII, Ser.2018-1A, Cl. A4		3.50	5/12/25	10,400,000	[e]	10,447,341
					598,077,799
Kazakhstan - .2%
KazMunayGas National, Sr. Unscd. Notes		5.38	4/24/30	6,190,000	[e]	6,224,912
Kenya - .4%
Kenyan Government, Sr. Unscd. Notes		7.25	2/28/28	14,750,000	[e]	14,199,382
Kuwait - .0%
EQUATE Petrochemical, Gtd. Notes		3.00	3/3/22	1,560,000		1,496,634
Luxembourg - .2%
Altice Financing, Sr. Scd. Bonds		7.50	5/15/26	3,575,000	[e]	3,466,678
E-Carat, Ser. 16-1, Cl. A, 1 Month EURIBOR + .45%	EUR	0.08	10/18/24	4,326,169	[b]	5,065,288
					8,531,966
Mexico - 2.0%
Mexican Government, Bonds, Ser. M	MXN	8.00	11/7/47	786,525,000		41,042,029
Mexican Government, Sr. Unscd. Bonds, Ser. M	MXN	7.75	11/13/42	389,750,000		19,791,829
Petroleos Mexicanos, Sr. Unscd. Notes		6.35	2/12/48	9,455,000	[e]	8,604,050
					69,437,908
Morocco - .2%
OCP Group, Sr. Unscd. Notes		6.88	4/25/44	7,975,000		8,406,160

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.2% (continued)
Netherlands - 3.7%
ABN AMRO Bank, Sub. Notes		4.75	7/28/25	9,350,000	[e]	9,314,657
ABN AMRO Bank, Sub. Notes	EUR	2.88	1/18/28	3,700,000		4,561,922
Cooperatieve Rabobank, Sub. Bonds	EUR	2.50	5/26/26	6,180,000		7,522,689
Equate Petrochemical, Gtd. Notes		4.25	11/3/26	3,250,000		3,159,413
Globaldrive Auto Receivables, Ser. 16-A, Cl. A	EUR	0.00	1/20/24	2,024,862	[g]	2,369,645
Globaldrive Auto Receivables, Ser. 16-B, Cl. A, 1 Month EURIBOR + .50%	EUR	0.13	8/20/24	7,940,066	[b]	9,315,926
GTH Finance, Gtd. Notes		6.25	4/26/20	8,000,000		8,162,592
Iberdrola International, Gtd. Notes	EUR	1.13	1/27/23	1,400,000		1,679,153
ING Groep, Sub. Notes	EUR	3.00	4/11/28	2,500,000		3,101,298
Lukoil International Finance, Gtd. Notes		4.56	4/24/23	10,280,000		10,382,800
Mylan, Gtd. Notes		2.50	6/7/19	3,369,000		3,354,449
Petrobras Global Finance, Gtd. Notes		5.30	1/27/25	6,400,000	[e]	5,921,600
Petrobras Global Finance, Gtd. Notes		7.25	3/17/44	19,550,000		18,157,062
Schaeffler Finance, Sr. Scd. Notes		4.75	5/15/23	3,375,000	[e]	3,358,125
Shell International Finance, Gtd. Notes		3.75	9/12/46	13,750,000		12,802,548
Teva Pharmaceutical Finance Netherlands II, Gtd. Notes	EUR	3.25	4/15/22	6,900,000	[c,e]	8,283,690
Vonovia Finance, Gtd. Notes	EUR	1.63	12/15/20	9,000,000		10,907,015
WPC, Gtd. Bonds	EUR	2.25	7/19/24	6,100,000		7,426,904
					129,781,488
New Zealand - 2.6%
New Zealand Government, Sr. Unscd. Bonds, Ser. 0925	NZD	2.06	9/20/25	121,358,000	[i]	91,961,902
Nigeria - .2%
Nigerian Government, Sr. Unscd. Notes		6.50	11/28/27	4,100,000	[e]	3,824,742

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.2% (continued)
Nigeria - .2% (continued)
Nigerian Government, Sr. Unscd. Notes		7.14	2/23/30	4,615,000	[e]	4,367,922
					8,192,664
Norway - .2%
Norwegian Government, Unscd. Bonds, Ser. 474	NOK	3.75	5/25/21	61,700,000	[e]	8,148,171
Qatar - .5%
Qatari Government, Sr. Unscd. Notes		5.10	4/23/48	17,050,000		17,036,871
Romania - .7%
Romanian Government, Sr. Unscd. Notes	EUR	2.50	2/8/30	21,925,000	[e]	24,572,202
Russia - 1.4%
Russian Government, Bonds, Ser. 6212	RUB	7.05	1/19/28	2,219,000,000		34,183,580
Russian Government, Unscd. Bonds, Ser. 6215	RUB	7.00	8/16/23	996,225,000		15,684,441
					49,868,021
Saudi Arabia - .8%
Saudi Arabian Government, Sr. Unscd. Notes		4.63	10/4/47	28,500,000		26,634,390
Senegal - 1.0%
Senegalese Government, Sr. Unscd. Bonds	EUR	4.75	3/13/28	13,300,000	[e]	14,518,466
Senegalese Government, Sr. Unscd. Bonds	EUR	4.75	3/13/28	8,075,000		8,814,783
Senegalese Government, Unscd. Notes		6.25	5/23/33	7,400,000	[c]	6,580,450
Senegalese Government, Unscd. Notes		6.25	5/23/33	7,000,000	[e]	6,224,750
					36,138,449
Serbia - .1%
Serbian Government, Sr. Unscd. Notes		7.25	9/28/21	3,600,000		3,935,196
Spain - 3.0%
BBVA Subordinated Capital, Gtd. Notes	EUR	3.50	4/11/24	10,000,000		11,923,918
Driver Espana Three, Ser. 3, Cl. A, 1 Month EURIBOR + 1.05%	EUR	0.68	12/21/26	2,281,572	[b]	2,683,735
Spanish Government, Sr. Unscd. Bonds	EUR	2.90	10/31/46	66,575,000	[e]	84,898,033
Telefonica Emisiones, Gtd. Notes	EUR	1.53	1/17/25	5,300,000		6,290,884
					105,796,570

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.2% (continued)
Sri Lanka - .2%
Sri Lankan Government, Sr. Unscd. Notes		5.75	4/18/23	6,505,000	[e]	6,244,215
Supranational - 3.1%
Asian Development Bank, Sr. Unscd. Notes	NZD	3.50	5/30/24	12,575,000		8,718,939
European Investment Bank, Sr. Unscd. Bonds	CAD	1.25	11/5/20	15,050,000	[e]	11,217,238
European Investment Bank, Sr. Unscd. Notes	CAD	1.13	9/16/21	8,500,000	[e]	6,253,411
European Investment Bank, Sr. Unscd. Notes	AUD	2.70	1/12/23	17,225,000		12,741,268
International Bank for Reconstruction & Development, Sr. Unscd. Notes		1.88	4/21/20	4,500,000		4,440,735
International Bank for Reconstruction & Development, Sr. Unscd. Notes	NZD	3.50	1/22/21	50,675,000		35,234,887
International Finance Corporation, Sr. Unscd. Notes	INR	6.30	11/25/24	328,130,000		4,475,480
Nordic Investment Bank, Sr. Unscd. Notes	NOK	1.38	7/15/20	215,000,000		26,474,169
					109,556,127
Switzerland - .2%
Credit Suisse Group, Sr. Unscd. Notes		4.28	1/9/28	8,725,000	[e]	8,492,381
Thailand - .2%
Thai Government, Sr. Unscd. Bonds	THB	2.13	12/17/26	257,000,000		7,489,552
Turkey - .5%
Turkish Government, Sr. Unscd. Notes		5.75	5/11/47	19,930,000		16,134,132
Ukraine - .5%
Ukrainian Government, Sr. Unscd. Notes		7.38	9/25/32	14,975,000	[e]	12,879,234
Ukrainian Government, Sr. Unscd. Notes		0.00	5/31/40	7,250,000	[g]	4,612,341
					17,491,575
United Arab Emirates - .6%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds		4.60	11/2/47	15,325,000	[e]	14,088,272
DP World, Sr. Unscd. Notes		6.85	7/2/37	7,200,000		8,235,216
					22,323,488
United Kingdom - 6.1%
Anglo American Capital, Gtd. Notes		4.50	3/15/28	8,500,000	[e]	8,216,647

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.2% (continued)
United Kingdom - 6.1% (continued)
Barclays, Jr. Sub. Bonds		7.88	12/31/49	6,000,000		6,214,002
Barclays, Sr. Unscd. Notes		4.97	5/16/29	8,125,000		8,061,987
BAT International Finance, Gtd. Notes	EUR	2.25	1/16/30	6,900,000		8,041,746
HSBC Holdings, Sub. Notes		4.38	11/23/26	5,800,000		5,719,307
INEOS Finance, Sr. Scd. Bonds	EUR	2.13	11/15/25	3,130,000	[e]	3,481,815
Lloyds Banking Group, Sr. Unscd. Notes		3.10	7/6/21	4,000,000		3,947,529
Lloyds Banking Group, Sr. Unscd. Notes		3.75	1/11/27	8,500,000		8,046,155
Royal Bank of Scotland Group, Sr. Unscd. Notes		3.88	9/12/23	28,725,000		27,932,365
Santander UK Group Holdings, Sr. Unscd. Notes		3.57	1/10/23	6,525,000		6,352,189
United Kingdom Gilt, Bonds	GBP	1.50	7/22/47	52,355,000		65,337,481
United Kingdom Gilt, Unscd. Bonds	GBP	3.25	1/22/44	35,550,000		61,209,882
					212,561,105
United States - 32.0%
21st Century Fox America, Gtd. Notes		3.70	10/15/25	2,600,000		2,549,514
Abbott Laboratories, Sr. Unscd. Notes		3.75	11/30/26	2,850,000		2,805,325
Abbott Laboratories, Sr. Unscd. Notes		4.90	11/30/46	10,800,000		11,600,420
AbbVie, Sr. Unscd. Bonds	EUR	1.38	5/17/24	8,250,000		9,791,026
AEP Transmission, Sr. Unscd. Notes		3.10	12/1/26	3,680,000		3,523,526
Amazon.com, Sr. Unscd. Notes		3.15	8/22/27	11,875,000		11,422,654
AMC Networks, Gtd. Notes		5.00	4/1/24	2,759,000		2,724,513
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A		3.68	12/17/36	4,238,322	[e]	4,251,006
American International Group, Sr. Unscd. Notes		4.20	4/1/28	5,800,000		5,675,366
Americredit Automobile Receivables Trust, Ser. 2016- 4, Cl. D		2.74	12/8/22	3,300,000		3,250,045

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.2% (continued)
United States - 32.0% (continued)
Americredit Automobile Receivables Trust, Ser. 2018-1, Cl. C	3.50	1/18/24	8,375,000		8,418,857
Americredit Automobile Receivables Trust, Ser. 2018-1, Cl. D	3.82	3/18/24	8,400,000		8,442,118
AmeriCredit Automobile Receivables Trust, Ser. 2017-4, Cl. B	2.36	12/19/22	12,025,000		11,813,034
Amgen, Sr. Unscd. Notes	4.40	5/1/45	2,825,000		2,712,601
Andeavor Logistics, Gtd. Notes	3.50	12/1/22	2,175,000		2,126,630
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/28	13,400,000		13,390,333
Apple, Sr. Unscd. Notes	3.25	2/23/26	8,895,000		8,688,176
Aventura Mall Trust, Ser. 2013-AVM, Cl. A	3.87	12/5/32	2,305,000	[e]	2,342,836
Bank of America, Sr. Unscd. Notes	3.37	1/23/26	16,375,000		15,765,524
Bank of America, Sr. Unscd. Notes	3.97	3/5/29	8,900,000		8,766,618
Barclays Commercial Mortgage Securities Trust, Ser. 2013-TYSN, Cl. A2	3.76	9/5/32	1,245,000	[e]	1,259,962
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2005-PWR10, Cl. AJ	5.78	12/11/40	211,844		224,820
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-PWR18, Cl. AJ	6.45	6/11/50	254,868		254,644
Branch Banking & Trust, Sub. Bonds	3.80	10/30/26	10,890,000		10,828,380
Branch Banking & Trust, Sub. Notes	3.63	9/16/25	7,850,000		7,731,425
Capital Auto Receivables Asset Trust, Ser. 2014-3, Cl. D	3.14	2/20/20	2,850,000		2,854,423
Capital Auto Receivables Asset Trust, Ser. 2015-2, Cl. B	2.29	5/20/20	6,000,000		5,993,869
Capital Auto Receivables Asset Trust, Ser. 2015-2, Cl. D	3.16	11/20/20	7,275,000		7,291,546
Capital One Financial, Sub. Notes	3.75	7/28/26	15,000,000		13,956,893
CarMax Auto Owner Trust, Ser. 2014-4, Cl. D	3.04	5/17/21	2,625,000		2,624,621

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.2% (continued)
United States - 32.0% (continued)
CarMax Auto Owner Trust, Ser. 2015-2, Cl. D	3.04	11/15/21	1,000,000		997,791
CarMax Auto Owner Trust, Ser. 2018-1, Cl. D	3.37	7/15/24	1,360,000		1,349,864
CCO Holdings, Sr. Unscd. Notes	5.88	4/1/24	3,420,000	[e]	3,445,650
Charter Communications Operating, Sr. Scd. Notes	5.38	5/1/47	3,400,000		3,096,046
Charter Communications Operating, Sr. Scd. Notes	5.75	4/1/48	5,525,000		5,363,655
Cheniere Energy Partners, Sr. Scd. Notes	5.25	10/1/25	3,935,000	[e]	3,848,233
Chrysler Capital Auto Receivables Trust, Ser. 2015-AA, Cl. D	3.15	1/18/22	3,100,000	[e]	3,108,981
Chrysler Capital Auto Receivables Trust, Ser. 2015-BA, Cl. C	3.26	4/15/21	3,500,000	[e]	3,508,837
Citigroup, Sr. Unscd. Notes	4.65	7/30/45	7,920,000		7,905,298
Citigroup, Sub. Bonds	4.40	6/10/25	5,870,000		5,841,385
Citizens Bank, Sr. Unscd. Notes	2.25	3/2/20	7,775,000		7,645,032
CLUB Credit Trust, Ser. 2017-P1, Cl. A	2.42	9/15/23	4,230,137	[e]	4,220,435
CNH Equipment Trust, Ser. 2018-A, Cl. A4	3.30	4/15/25	4,200,000		4,213,779
Cobalt CMBS Commercial Mortgage Trust, Ser. 2007-C3, Cl. AJ	6.02	5/15/46	2,544,953		2,598,517
Colony American Homes, Ser. 2015-1A, Cl. D, 1 Month LIBOR + 2.15%	4.20	7/17/32	2,225,000	[b,e]	2,225,315
Colony Starwood Homes Trust, Ser. 2016-2A, Cl. A, 1 Month LIBOR + 1.25%	3.32	12/17/33	12,262,701	[b,e]	12,321,316
Commercial Mortgage Trust, Ser. 2006-C8, Cl. AJ	5.38	12/10/46	321,419		323,775
Commercial Mortgage Trust, Ser. 2013-WWP, Cl. B	3.73	3/10/31	1,225,000	[e]	1,252,245
Commercial Mortgage Trust, Ser. 2017-DLTA, Cl. A	2.92	8/15/35	11,050,000	[e]	11,067,008
Concho Resources, Gtd. Notes	3.75	10/1/27	3,750,000		3,608,965
Concho Resources, Gtd. Notes	4.88	10/1/47	1,100,000		1,112,346
Corning, Sr. Unscd. Notes	4.38	11/15/57	6,350,000		5,554,895

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.2% (continued)
United States - 32.0% (continued)
Cox Communications, Sr. Unscd. Notes		3.35	9/15/26	3,250,000	[e]	3,008,982
Crown Castle International, Sr. Unscd. Notes		3.15	7/15/23	3,150,000		3,016,151
CVS Health, Sr. Unscd. Notes		4.30	3/25/28	10,200,000		10,077,195
Daimler Finance North America, Gtd. Notes		1.50	7/5/19	8,225,000	[e]	8,106,508
Dell Equipment Finance Trust, Ser. 2017-2, Cl. B		2.47	10/24/22	2,525,000	[e]	2,490,249
Dell International, Sr. Scd. Notes		6.02	6/15/26	7,750,000	[e]	8,159,911
Digital Euro Finco, Gtd. Bonds	EUR	2.63	4/15/24	5,814,000		7,219,358
Dollar Tree, Sr. Unscd. Notes		4.00	5/15/25	4,450,000		4,354,647
Dollar Tree, Sr. Unscd. Notes		4.20	5/15/28	3,175,000		3,070,101
Drive Auto Receivables Trust, Ser. 2015-AA, Cl. C		3.06	5/17/21	1,393,932	[e]	1,395,740
Drive Auto Receivables Trust, Ser. 2016-CA, Cl. C		3.02	11/15/21	7,850,000	[e]	7,857,374
Drive Auto Receivables Trust, Ser. 2016-CA, Cl. D		4.18	3/15/24	8,000,000	[e]	8,102,744
Drive Auto Receivables Trust, Ser. 2017-3, Cl. C		2.80	7/15/22	6,575,000		6,555,252
Drive Auto Receivables Trust, Ser. 2018-1, Cl. C		3.22	3/15/23	16,200,000		16,149,417
Drive Auto Receivables Trust, Ser. 2018-2, Cl. C		3.63	8/15/24	8,950,000		8,962,149
DT Auto Owner Trust, Ser. 2014-3A, Cl. D		4.47	11/15/21	1,708,139	[e]	1,716,449
DT Auto Owner Trust, Ser. 2016-1A, Cl. C		3.54	10/15/21	384,620	[e]	385,264
DT Auto Owner Trust, Ser. 2018-1A, Cl. B		3.04	1/18/22	8,300,000	[e]	8,273,855
DT Auto Owner Trust, Ser. 2018-2A, Cl. C		3.67	3/15/24	8,650,000	[e]	8,649,395
Duke Energy, Sr. Unscd. Notes		2.65	9/1/26	2,800,000		2,525,510
Duke Energy, Sr. Unscd. Notes		3.75	9/1/46	5,375,000		4,777,689
Energy Transfer Partners, Jr. Sub. Notes, Ser. A		6.25	12/15/18	3,605,000	[c]	3,345,891
Energy Transfer Partners, Sr. Unscd. Notes		4.75	1/15/26	2,865,000		2,842,290

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.2% (continued)
United States - 32.0% (continued)
Energy Transfer Partners, Sr. Unscd. Notes	4.20	4/15/27	2,050,000		1,933,805
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2	2.13	5/20/23	7,275,000	[e]	7,206,416
EQT, Sr. Unscd. Notes	3.00	10/1/22	2,290,000		2,207,349
EQT, Sr. Unscd. Notes	3.90	10/1/27	11,800,000		11,032,245
Exeter Automobile Receivables Trust, Ser. 2018-1A, Cl. B	2.75	4/15/22	8,075,000	[e]	8,009,337
First Data, Scd. Notes	5.75	1/15/24	3,425,000	[e]	3,435,618
Flagship Credit Auto Trust, Ser. 2015-2, Cl. A	1.98	10/15/20	206,887	[e]	206,667
Ford Credit Auto Owner Trust, Ser. 2018-A, Cl. A3	3.03	11/15/22	6,850,000		6,866,202
Ford Motor Credit, Sr. Unscd. Notes	2.55	10/5/18	1,700,000		1,699,041
Ford Motor Credit, Sr. Unscd. Notes	3.34	3/18/21	3,475,000		3,445,621
Freeport-McMoRan, Gtd. Notes	5.45	3/15/43	2,420,000		2,134,924
GAHR Commercial Mortgage Trust, Ser. 2015-NRF, Cl. EFX	3.49	12/15/34	3,620,000	[e]	3,579,965
General Electric, Jr. Sub. Debs., Ser. D	5.00	12/31/49	32,760,000		32,358,690
General Motors Financial, Gtd. Notes	3.10	1/15/19	4,475,000		4,479,825
General Motors Financial, Gtd. Notes	2.35	10/4/19	9,650,000		9,570,178
Genesis Energy, Gtd. Notes	6.50	10/1/25	3,965,000		3,826,225
Glencore Funding, Gtd. Notes	3.00	10/27/22	4,000,000	[e]	3,840,496
GM Financial Automobile Leasing Trust, Ser. 2018-2, Cl. C	3.50	4/20/22	5,710,000		5,709,828
Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/26	10,380,000		9,787,154
Goldman Sachs Group, Sr. Unscd. Notes	3.69	6/5/28	4,200,000		3,984,502
Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/29	4,200,000		3,994,806
Goldman Sachs Group, Sub. Notes	4.25	10/21/25	6,710,000		6,615,720
GS Mortgage Securities Trust, Ser. 2016-GS2, Cl. A2	2.64	5/10/49	4,200,000		4,125,670

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.2% (continued)
United States - 32.0% (continued)
HCA, Sr. Scd. Notes		5.50	6/15/47	3,915,000		3,601,800
Hertz Fleet Lease Funding, Ser. 2018-1, Cl. A2		3.23	5/10/32	8,800,000	[e]	8,808,826
Hyatt Hotel Portfolio Trust, Ser. 2017-HYT2, Cl. B		3.03	8/9/32	12,831,000	[e]	12,815,190
Hyundai Auto Receivables Trust, Ser. 2015-A, Cl. C		1.98	7/15/20	1,320,000		1,314,178
InTown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. A		2.77	1/15/33	3,750,000	[e]	3,748,121
InTown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. B		3.12	1/15/33	2,525,000	[e]	2,524,589
Invitation Homes Trust, Ser. 2018-SFR3, Cl. A, 1 Month LIBOR + 1.00%		3.00	7/17/37	7,000,000	[b,e]	7,023,111
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2006-LDP9, Cl. AM		5.37	5/15/47	1,885,844		1,899,717
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2007-LDPX, Cl. AM		5.46	1/15/49	1,808,603		1,815,381
JPMorgan Chase & Co., Sr. Unscd. Notes		3.30	4/1/26	9,610,000		9,195,957
KeyCorp Student Loan Trust, Ser. 1999-B, Cl. CTFS, 3 Month LIBOR + .90%		2.84	11/25/36	9,497	[b]	9,512
Kinder Morgan, Gtd. Notes		4.30	6/1/25	1,950,000		1,942,677
Kinder Morgan, Gtd. Notes		5.55	6/1/45	2,891,000		2,928,965
Kraft Heinz Foods, Gtd. Notes	EUR	2.00	6/30/23	5,300,000		6,514,430
Kraft Heinz Foods, Gtd. Notes	EUR	2.25	5/25/28	20,325,000		24,011,204
Kubota Credit Owner Trust, Ser. 2016-1A, Cl. A3		1.50	7/15/20	4,672,193	[e]	4,634,229
Kubota Credit Owner Trust, Ser. 2018-1A, Cl. A4		3.21	1/15/25	17,600,000	[e]	17,626,803
Maple Escrow Subsidiary, Gtd. Notes		4.06	5/25/23	2,500,000	[e]	2,512,060
Maple Escrow Subsidiary, Gtd. Notes		4.60	5/25/28	5,150,000	[c,e]	5,177,053
Metropolitan Life Global Funding I, Sr. Scd. Notes		3.00	9/19/27	5,475,000	[e]	5,141,283
Morgan Stanley, Sr. Unscd. Notes		4.00	7/23/25	3,450,000		3,441,599

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.2% (continued)
United States - 32.0% (continued)
Newell Brands, Sr. Unscd. Notes		2.60	3/29/19	737,000		734,545
Occidental Petroleum, Sr. Unscd. Notes		3.00	2/15/27	6,675,000		6,309,531
OneMain Financial Issuance Trust, Ser. 2015-1A, Cl. A		3.19	3/18/26	2,996,778	[e]	3,006,975
OneMain Financial Issuance Trust, Ser. 2015-1A, Cl. B		3.85	3/18/26	3,250,000	[e]	3,275,492
OneMain Financial Issuance Trust, Ser. 2015-2A, Cl. A		2.57	7/18/25	777,016	[e]	777,798
Oracle, Sr. Unscd. Notes		4.00	7/15/46	11,100,000		10,490,633
OSCAR US Funding Trust V, Ser. 2016-2A, Cl. A3		2.73	12/15/20	8,200,000	[e]	8,182,198
Prime Security Services Borrower, Scd. Notes		9.25	5/15/23	2,676,000	[e]	2,863,320
Prosper Marketplace Issuance Trust, Ser. 2017-1A, Cl. A		2.56	6/15/23	1,230,216	[e]	1,230,449
Prosper Marketplace Issuance Trust, Ser. 2017-3A, Cl. A		2.36	11/15/23	7,211,465	[e]	7,184,469
Prudential Financial, Jr. Sub. Notes		4.50	9/15/47	12,100,000	[c]	11,132,000
Prudential Financial, Sr. Unscd. Notes		5.38	6/21/20	2,200,000		2,290,401
Prudential Financial, Sr. Unscd. Notes		4.50	11/15/20	4,000,000		4,119,918
Reynolds Group Issuer, Gtd. Notes		7.00	7/15/24	3,345,000	[e]	3,422,353
Santander Drive Auto Receivables Trust, Ser. 2015-5, Cl. D		3.65	12/15/21	886,000		891,750
Santander Drive Auto Receivables Trust, Ser. 2016-3, Cl. D		2.80	8/15/22	3,300,000		3,261,353
Santander Drive Auto Receivables Trust, Ser. 2018-1, Cl. C		2.96	3/15/24	8,500,000		8,421,616
Santander Drive Auto Receivables Trust, Ser. 2018-2, Cl. C		3.35	7/17/23	5,000,000		5,004,428
Santander Drive Auto Receivables Trust, Ser. 2018-3, Cl. C		3.51	8/15/23	8,425,000		8,434,189
Santander Retail Auto Lease Trust, Ser. 2017-A, Cl. A4		2.37	1/20/22	5,975,000	[e]	5,893,791
Scientific Games International, Sr. Unscd. Notes	EUR	5.50	2/15/26	3,575,000	[e]	3,967,607
Sofi Consumer Loan Program, Ser. 2016-3, Cl. A		3.05	12/26/25	427,382	[e]	426,189
Southern, Sr. Unscd. Notes		3.25	7/1/26	9,275,000		8,718,245

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.2% (continued)
United States - 32.0% (continued)
Springleaf Funding Trust, Ser. 2015-AA, Cl. A		3.16	11/15/24	5,770,969	[e]	5,769,494
Springleaf Funding Trust, Ser. 2016-AA, Cl. A		2.90	11/15/29	12,150,000	[e]	12,090,679
Sprint Communications, Sr. Unscd. Notes		7.00	8/15/20	3,095,000		3,211,063
Sprint Spectrum, Sr. Scd. Notes		3.36	3/20/23	4,176,250	[e]	4,139,708
Sprint Spectrum, Sr. Scd. Notes		4.74	9/20/29	8,375,000	[e]	8,331,450
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR + .95%		3.02	1/17/35	17,045,974	[b,e]	17,129,583
Sunoco Logistics Partners Operations, Gtd. Notes		4.00	10/1/27	5,550,000		5,194,282
Sunoco Logistics Partners Operations, Gtd. Notes		5.40	10/1/47	1,900,000		1,748,109
Targa Resources Partners, Gtd. Bonds		5.13	2/1/25	3,425,000		3,390,750
T-Mobile USA, Gtd. Notes		6.00	3/1/23	2,900,000		3,002,950
Tricon American Homes, Ser. 2016-SFR1, Cl. A		2.59	11/17/33	13,160,221	[e]	12,745,263
Tricon American Homes, Ser. 2017-SFR2, Cl. A		2.93	1/17/36	8,300,000	[e]	8,003,997
U.S. Treasury Inflation Protected Securities, Bonds		0.88	2/15/47	32,348,739	[j]	32,383,226
U.S. Treasury Notes		2.50	3/31/23	159,000,000		157,378,947
UBS Commercial Mortgage Trust, Ser. 2017-C1, Cl. A4		3.54	11/15/50	7,326,000		7,196,166
United Technologies, Sr. Unscd. Bonds	EUR	2.15	5/18/30	2,775,000		3,308,096
Visa, Sr. Unscd. Notes		2.20	12/14/20	9,250,000		9,102,994
Wells Fargo & Co., Sr. Unscd. Notes		3.00	4/22/26	6,125,000		5,699,149
Wells Fargo & Co., Sub. Notes		4.30	7/22/27	1,675,000		1,653,137
Western Gas Partners, Sr. Unscd. Notes		4.50	3/1/28	2,450,000		2,361,408
Western Gas Partners, Sr. Unscd. Notes		5.30	3/1/48	4,850,000		4,469,305
Westlake Automobile Receivables Trust, Ser. 2018-2A, Cl. B		3.20	1/16/24	4,300,000	[e]	4,302,261
Westlake Automobile Receivables Trust, Ser. 2018-2A, Cl. C		3.50	1/16/24	8,300,000	[e]	8,325,415

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.2% (continued)
United States - 32.0% (continued)
Westlake Automobile Receivables Trust, Ser. 2018-1A, Cl. C		2.92	5/15/23	5,150,000	[e]	5,107,469
Zayo Group, Gtd. Notes		5.75	1/15/27	3,055,000	[e]	3,009,175
					1,124,562,489
Uruguay - .4%
Uruguayan Government, Sr. Unscd. Bonds	UYU	8.50	3/15/28	265,300,000	[e]	7,332,806
Uruguayan Government, Sr. Unscd. Notes	UYU	9.88	6/20/22	194,145,000	[e]	6,148,669
					13,481,475
Total Bonds and Notes (cost $3,389,112,219)				3,310,913,901
Description
Floating Rate Loan Interests - .3%
United States - .3%
Asurion, Term Loan, 3 Month LIBOR + 6.00%		8.37	7/14/25	4,725,000	[b]	4,801,781
Univar USA, Term Loan, 3 Month LIBOR + 2.50%		4.82	7/1/24	4,952,367	[b]	4,946,598
Total Floating Rate Loan Interests (cost $9,841,566)				9,748,379
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount		Value ($)
Options Purchased - .1%
Call Options - .0%
10-Year U.S. Treasury Notes, Contracts 114,700 Goldman Sachs International		119.00	7/2018	1,147,000		1,469,594
Euro, Contracts 59,200,000 Citigroup		1.16	8/2018	59,200,000		584,340
New Zealand Dollar Cross Currency, Contracts 20,700,000 Goldman Sachs International	AUD	1.10	8/2018	20,700,000		77,074
					2,131,008
Put Options - .1%
British Pound, Contracts 12,950,000 Citigroup		1.35	12/2018	12,950,000		232,849
Mexican Peso, Contracts 17,300,000 Citigroup		20.00	12/2018	17,300,000		491,859
Norwegian Krone Cross Currency, Contracts 13,150,000 Citigroup	EUR	9.35	7/2018	13,150,000		14,729
Polish Zloty, Contracts 34,400,000 UBS		3.65	8/2018	34,400,000		188,779

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount	a	Value ($)
Options Purchased - .1% (continued)
Put Options - .1% (continued)
Russian Ruble, Contracts 34,400,000 JP Morgan Chase Bank		62.00	8/2018	34,400,000		350,652
South African Rand, Contracts 17,300,000 Citigroup		12.49	12/2018	17,300,000		100,202
South Korean Won, Contracts 17,500,000 Barclays Bank		1,085	9/2018	17,500,000		109,922
Swedish Krona Cross Currency, Contracts 13,200,000 UBS	EUR	9.60	7/2018	13,200,000		1
Turkish Lira, Contracts 34,800,000 JP Morgan Chase Bank		4.60	9/2018	34,800,000		535,276
Turkish Lira, Contracts 34,600,000 Goldman Sachs International		4.50	11/2018	34,600,000		320,418
					2,344,687
Total Options Purchased (cost $6,741,778)				4,475,695
Description	Yield at Date of Purchase (%)		Maturity Date	Principal Amount ($)	[a]
Short-Term Investments - 1.6%
Nigeria
Nigerian Treasury Bills, Bills, Ser. 182D	NGN	13.53	8/16/18	3,036,028,000	[k]	8,274,373
Nigerian Treasury Bills, Bills, Ser. 364D	NGN	13.60	8/2/18	1,752,333,000	[k]	4,798,581
Nigerian Treasury Bills, Bills, Ser. 364D	NGN	12.71	9/13/18	1,053,777,000	[k]	2,844,586
Nigerian Treasury Bills, Bills, Ser. 364D	NGN	13.45	9/20/18	3,072,416,000	[k]	8,273,766
Nigerian Treasury Bills, Bills, Ser. 364D	NGN	10.80	10/18/18	713,000,000	[k]	1,901,511
					26,092,817
United States
U.S. Treasury Bills		1.72	8/2/18	30,490,000	[k,l]	30,442,619
Total Short-Term Investments (cost $56,589,880)				56,535,436
Description	7-Day Yield (%)			Shares
Other Investment - 2.1%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $71,372,417)		1.83		71,372,417	[m]	71,372,417

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	7-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $24,741,192)	1.85	24,741,192	[m] 24,741,192
Total Investments (cost $3,558,399,052)		99.0%	3,477,787,020
Cash and Receivables (Net)		1.0%	36,417,295
Net Assets		100.0%	3,514,204,315

BADLAR—Buenos Aires Interbank Offer Rate

LIBOR—London Interbank Offered Rate

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

COP—Colombian Peso

EUR—Euro

GBP—British Pound

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

RUB—Russian Ruble

THB—Thai Baht

UYU—Uruguayan Peso

a Amount stated in U.S. Dollars unless otherwise noted above.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security, or portion thereof, on loan. At June 30, 2018, the value of the fund’s securities on loan was $44,248,283 and the value of the collateral held by the fund was $45,708,359, consisting of cash collateral of $24,741,192 and U.S. Government & Agency securities valued at $20,967,167.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.

e Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at $847,723,004 or 24.12% of net assets.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Canadian Consumer Price Index.

g Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

h Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.

i Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.

j Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

k Security is a discount security. Income is recognized through the accretion of discount.

l Held by a counterparty for open exchange traded derivative contracts.

m Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	47.3
Corporate Bonds	26.2
Asset-Backed	14.3
U.S. Government Securities	5.4
Short-Term/Money Market Investments	3.6
Commercial Mortgage-Backed	1.8
Floating Rate Loan Interests	.3
Options Purchased	.1
99.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 12/31/17($)	Purchases($)	Sales ($)	Value 6/30/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	34,513,315	188,030,732	197,802,855	24,741,192.7		–
Dreyfus Institutional Preferred Government Plus Money Market Fund	59,181,623	883,044,454	870,853,660	71,372,417	2.0	516,377
Total	93,694,938	1,071,075,186	1,068,656,515	96,113,609	2.7	516,377

See notes to financial statements.

STATEMENT OF FUTURES
June 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	1	9/2018	94,389[a]	95,734	1,345
Australian 3 Year Bond	3,148	9/2018	258,396,254[a]	259,394,512	998,258
Euro 30 Year Bond	70	9/2018	14,263,645[a]	14,526,281	262,636
Euro BTP Italian Government Bond	1,226	9/2018	180,382,853[a]	182,172,624	1,789,771
Euro-Bobl	1,432	9/2018	220,215,705[a]	221,026,778	811,073
Japanese 10 Year Bond	135	9/2018	183,674,502[a]	183,926,297	251,795
Long Term French Governemnt Future	197	9/2018	35,113,786[a]	35,552,989	439,203
U.S. Treasury 5 Year Notes	1,486	9/2018	168,306,926	168,835,141	528,215
U.S. Treasury Ultra Long Bond	213	9/2018	33,321,725	33,986,813	665,088
Futures Short
Canadian 10 Year Bond	2,172	9/2018	(222,458,284)[a]	(225,865,531)	(3,407,247)
Euro-Bond	1,183	9/2018	(222,066,231)[a]	(224,564,293)	(2,498,062)
Euro-Schatz	14	9/2018	(1,830,773)[a]	(1,832,502)	(1,729)
Long Gilt	1,480	9/2018	(238,911,317)[a]	(240,364,249)	(1,452,932)
U.S. Treasury 10 Year Notes	69	9/2018	(8,261,842)	(8,292,938)	(31,096)
U.S. Treasury 2 Year Notes	59	9/2018	(12,490,398)	(12,497,859)	(7,461)
U.S. Treasury Long Bond	572	9/2018	(82,027,926)	(82,940,000)	(912,074)
Ultra 10 Year U.S. Treasury Notes	696	9/2018	(88,388,879)	(89,251,125)	(862,246)
Gross Unrealized Appreciation				5,747,384
Gross Unrealized Depreciation				(9,172,847)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN

June 30, 2018 (Unaudited)

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Call Options:
Norwegian Krone Cross Currency, July 2018 @ NOK 9.97	Citigroup	13,150,000	13,150,000	EUR	(893)
South Korean Won, September 2018 @ KRW 115	Barclays Bank	17,500,000	17,500,000		(114,872)
Swedish Krona Cross Currency, July 2018 @ SEK 10	UBS	13,200,000	13,200,000	EUR	(674,333)
10-Year U.S. Treasury Notes July 2018 @ 120	Goldman Sachs International	229,400	2,294,000		(1,254,532)
Put Options:
New Zealand Dollar Cross Currency, August 2018 @ NZD 1.06	Goldman Sachs International	20,700,000	20,700,000	AUD	(10,051)
Total Options Written (premiums received $1,420,460)					(2,054,681)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar

EUR—Euro

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS June 30, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Bank of America
Argentine Peso	233,670,000	United States Dollar	8,644,340	8/31/18	(1,076,571)
United States Dollar	168,068,301	Canadian Dollar	223,430,000	7/31/18	(1,982,261)
United States Dollar	7,478,415	Thai Baht	244,260,000	9/12/18	89,108
Barclays Bank
Canadian Dollar	6,000,000	United States Dollar	4,510,481	7/31/18	56,065
Euro	70,950,000	United States Dollar	82,128,811	7/31/18	926,076
Malaysian Ringgit	39,700,000	United States Dollar	10,131,810	7/23/18	(309,068)
Norwegian Krone	267,815,000	United States Dollar	32,837,670	7/31/18	88,971
Singapore Dollar	40,520,000	United States Dollar	29,896,557	9/12/18	(108,244)
United States Dollar	507,187,006	Japanese Yen	55,703,588,000	7/31/18	2,952,633
United States Dollar	68,400,345	Taiwan Dollar	2,056,600,000	9/12/18	576,681
Citigroup
Argentine Peso	203,875,000	United States Dollar	7,598,770	8/31/18	(995,959)
Czech Koruna	679,250,000	United States Dollar	30,706,116	9/12/18	(44,078)
United States Dollar	33,510,282	Australian Dollar	45,370,000	7/31/18	(69,714)
United States Dollar	41,517,300	Brazilian Real	155,700,000	8/2/18	1,507,707
United States Dollar	92,899,885	British Pound	69,890,000	7/31/18	523,818
United States Dollar	58,931,850	Mexican New Peso	1,238,830,000	9/12/18	(2,697,727)
United States Dollar	35,125,452	Russian Ruble	2,256,020,000	9/12/18	(514,604)
Goldman Sachs International
Argentine Peso	88,790,000	United States Dollar	3,252,381	8/31/18	(376,778)
United States Dollar	8,563,148	Brazilian Real	31,765,000	8/2/18	400,626
United States Dollar	153,134,997	Euro	130,760,000	7/31/18	65,835
HSBC
Czech Koruna	706,200,000	United States Dollar	31,942,827	9/12/18	(64,238)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
HSBC (continued)
Mexican New Peso	350,000,000	United States Dollar	17,226,783	9/12/18	185,091
Swedish Krona	602,745,000	United States Dollar	68,023,691	7/31/18	(564,031)
United States Dollar	116,761,650	Euro	99,720,000	7/31/18	28,269
United States Dollar	154,757,539	New Zealand Dollar	225,095,000	7/31/18	2,296,365
United States Dollar	23,361,274	Romanian Leu	94,480,000	9/12/18	(220,023)
JP Morgan Chase Bank
Indonesian Rupiah	431,953,915,000	United States Dollar	30,064,026	9/13/18	(236,388)
Indian Rupee	97,330,000	United States Dollar	1,412,504	9/12/18	(4,755)
Polish Zloty	65,000,000	United States Dollar	17,484,164	9/12/18	(109,641)
Russian Ruble	1,100,000,000	United States Dollar	17,018,380	9/12/18	359,153
Thai Baht	710,000	United States Dollar	21,753	9/12/18	(274)
United States Dollar	13,034,280	Argentine Peso	351,150,000	8/31/18	1,661,737
United States Dollar	261,127,068	Euro	223,030,000	7/31/18	45,581
United States Dollar	34,033,561	Hong Kong Dollars	265,100,000	4/10/19	93,412
United States Dollar	29,166,760	Hungarian Forint	8,123,380,000	9/12/18	228,797
United States Dollar	18,676,710	South Korean Won	20,749,825,000	9/12/18	11,340
United States Dollar	44,618,200	Philippine Peso	2,401,530,000	9/12/18	(219,088)
UBS
United States Dollar	15,420,166	Chilean Peso	9,764,820,000	9/12/18	475,766
United States Dollar	97,435,998	Euro	83,210,000	7/31/18	29,413
United States Dollar	9,953,450	Malaysian Ringgit	39,700,000	7/23/18	130,708
Gross Unrealized Appreciation					12,733,152
Gross Unrealized Depreciation					(9,593,442)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
June 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps
Notional Amount†	Currency/ Floating Rate	(Pay) Receive Fixed Rate (%)	Expiration	Unrealized Appreciation (Depreciation) ($)
55,780,000	NZD - 3 Month Bank Bill	(3.21)	3/19/2028	(1,022,901)
111,000,000	GBP - 6 Month LIBOR	(1.08)	12/12/2022	1,161,145
74,370,000	NZD - 3 Month Bank Bill	(3.21)	3/20/2028	(1,362,810)
Gross Unrealized Appreciation				1,161,145
Gross Unrealized Depreciation				(2,385,711)

GBP—British Pound

LIBOR—London Interbank Offered Rate

NZD—New Zealand Dollar

† Clearing House-Chicago Mercantile Exchange or LCH (Clearing)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $44,248,283)—Note 1(c):
Unaffiliated issuers	3,462,285,443	3,381,673,411
Affiliated issuers	96,113,609	96,113,609
Cash		22,391,277
Cash denominated in foreign currency	17,636,378	17,295,547
Dividends, interest and securities lending income receivable		25,783,156
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		12,733,152
Receivable for investment securities sold		7,664,009
Receivable for shares of Beneficial Interest subscribed		6,737,218
Cash collateral held by broker—Note 4		4,169,074
Receivable for futures variation margin—Note 4		2,453,621
Prepaid expenses		161,827
		3,577,175,901
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,457,037
Liability for securities on loan—Note 1(c)		24,741,192
Payable for investment securities purchased		21,390,217
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		9,593,442
Payable for shares of Beneficial Interest redeemed		3,154,258
Outstanding options written, at value (premiums received $1,420,460)—Note 4		2,054,681
Payable for swap variation margin—Note 4		121,354
Trustees fees and expenses payable		49,055
Accrued expenses		410,350
		62,971,586
Net Assets ($)		3,514,204,315
Composition of Net Assets ($):
Paid-in capital		3,581,113,089
Accumulated undistributed investment income—net		39,246,111
Accumulated net realized gain (loss) on investments		(22,564,308)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions [including ($3,425,463) net unrealized (depreciation) on futures and ($1,224,566) net unrealized (depreciation) on centrally cleared swap agreements]		(83,590,577)
Net Assets ($)		3,514,204,315

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	173,997,455	74,958,077	3,004,582,574	260,666,209
Shares Outstanding	8,240,562	3,584,563	142,044,449	12,317,823
Net Asset Value Per Share ($)	21.11	20.91	21.15	21.16

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (Unaudited)

Investment Income ($):
Income:
Interest (net of $26,039 foreign taxes withheld at source)	49,884,574
Dividends from affiliated issuers	516,377
Income from securities lending—Note 1(c)	76,602
Total Income	50,477,553
Expenses:
Investment advisory fee—Note 3(a)	6,683,902
Shareholder servicing costs—Note 3(c)	1,469,916
Distribution fees—Note 3(b)	290,875
Custodian fees—Note 3(c)	149,121
Trustees’ fees and expenses—Note 3(d)	136,983
Administration fee—Note 3(a)	123,150
Registration fees	120,627
Prospectus and shareholders’ reports	101,321
Professional fees	82,772
Loan commitment fees—Note 2	21,985
Miscellaneous	49,169
Total Expenses	9,229,821
Less—reduction in fees due to earnings credits—Note 3(c)	(9,993)
Net Expenses	9,219,828
Investment Income—Net	41,257,725
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(41,961)
Net realized gain (loss) on options transactions	(2,560,336)
Net realized gain (loss) on futures	15,756,932
Net realized gain (loss) on swap agreements	(540,978)
Net realized gain (loss) on forward foreign currency exchange contracts	15,960,187
Net Realized Gain (Loss)	28,573,844
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(133,283,783)
Net unrealized appreciation (depreciation) on options transactions	(3,301,880)
Net unrealized appreciation (depreciation) on futures	(2,669,459)
Net unrealized appreciation (depreciation) on swap agreements	(115,579)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	35,506,707
Net Unrealized Appreciation (Depreciation)	(103,863,994)
Net Realized and Unrealized Gain (Loss) on Investments	(75,290,150)
Net (Decrease) in Net Assets Resulting from Operations	(34,032,425)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations ($):
Investment income—net	41,257,725	61,162,218
Net realized gain (loss) on investments	28,573,844	(55,308,340)
Net unrealized appreciation (depreciation) on investments	(103,863,994)	111,217,879
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,032,425)	117,071,757
Distributions to Shareholders from ($):
Investment income—net:
Class A	-	(3,260,511)
Class C	-	(1,133,417)
Class I	(3,748,243)	(56,574,550)
Class Y	(367,258)	(4,685,916)
Net realized gain on investments:
Class A	-	(812,578)
Class C	-	(467,696)
Class I	-	(11,456,677)
Class Y	-	(733,417)
Total Distributions	(4,115,501)	(79,124,762)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	35,115,037	97,421,428
Class C	9,194,075	15,024,081
Class I	873,244,435	1,500,419,123
Class Y	58,792,676	165,588,991
Distributions reinvested:
Class A	-	3,749,779
Class C	-	1,448,939
Class I	3,128,545	58,419,164
Class Y	333,646	4,872,366
Cost of shares redeemed:
Class A	(34,128,460)	(255,189,439)
Class C	(12,083,493)	(37,372,585)
Class I	(528,879,501)	(1,084,463,269)
Class Y	(44,620,969)	(44,135,859)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	360,095,991	425,782,719
Total Increase (Decrease) in Net Assets	321,948,065	463,729,714
Net Assets ($):
Beginning of Period	3,192,256,250	2,728,526,536
End of Period	3,514,204,315	3,192,256,250
Undistributed investment income—net	39,246,111	2,103,887

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	1,645,291	4,557,196
Shares issued for distributions reinvested	55	176,302
Shares redeemed	(1,602,618)	(12,065,886)
Net Increase (Decrease) in Shares Outstanding	42,728	(7,332,388)
Class Ca,b
Shares sold	433,704	706,216
Shares issued for distributions reinvested	91	68,531
Shares redeemed	(571,504)	(1,761,959)
Net Increase (Decrease) in Shares Outstanding	(137,709)	(987,212)
Class Ib
Shares sold	40,876,807	70,209,489
Shares issued for distributions reinvested	146,688	2,743,720
Shares redeemed	(24,749,546)	(50,819,310)
Net Increase (Decrease) in Shares Outstanding	16,273,949	22,133,899
Class Yb
Shares sold	2,748,146	7,753,704
Shares issued for distributions reinvested	15,646	228,557
Shares redeemed	(2,087,875)	(2,064,800)
Net Increase (Decrease) in Shares Outstanding	675,917	5,917,461

[a]During the period ended June 30, 2018, 149 Class C shares representing $3,173 were automatically converted to 148 Class A shares and during the period ended December 31, 2017, 1,371 Class C shares representing $29,404 were automatically converted to 1,360 Class A shares.

[b] During the period ended June 30, 2018, 26,329 Class Y shares representing $547,886 were exchanged for 26,342 Class I shares and during the period ended December 31, 2017, 405,453 Class A shares representing $8,547,588 were exchanged for 404,685 Class I shares, 403 Class C shares representing $8,646 were exchanged for 400 Class I shares and 293,825 Class I shares representing $6,258,461 were exchanged for 293,825 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	June 30, 2018	Year Ended December 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	21.35	21.03	21.03	21.69	21.14	21.82
Investment Operations:
Investment income—net[a]	.23	.38	.26	.37	.44	.51
Net realized and unrealized gain (loss) on investments	(.47)	.47	.18	(.50)	1.15	(.55)
Total from Investment Operations	(.24)	.85	.44	(.13)	1.59	(.04)
Distributions:
Dividends from investment income—net	-	(.42)	(.32)	(.41)	(.73)	(.62)
Dividends from net realized gain on investments	-	(.11)	(.12)	(.12)	(.31)	(.02)
Total Distributions	-	(.53)	(.44)	(.53)	(1.04)	(.64)
Net asset value, end of period	21.11	21.35	21.03	21.03	21.69	21.14
Total Return (%)[b]	(1.13)[c]	4.04	2.12	(.61)	7.55	(.18)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83[d]	.84	.81	.82	.89	.88
Ratio of net expenses to average net assets	.83[d]	.84	.81	.82	.89	.88
Ratio of net investment income to average net assets	2.21[d]	1.87	1.20	1.68	2.06	2.35
Portfolio Turnover Rate	42.40[c]	95.96	125.98	178.07	180.28	189.93
Net Assets, end of period ($ x 1,000)	173,997	175,020	326,654	264,829	122,987	104,431

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
Class C Shares	June 30, 2018	Year Ended December 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	21.22	20.94	20.95	21.63	21.06	21.74
Investment Operations:
Investment income—net[a]	.16	.24	.10	.21	.28	.34
Net realized and unrealized gain (loss) on investments	(.47)	.45	.18	(.49)	1.14	(.55)
Total from Investment Operations	(.31)	.69	.28	(.28)	1.42	(.21)
Distributions:
Dividends from investment income—net	-	(.30)	(.17)	(.28)	(.54)	(.45)
Dividends from net realized gain on investments	-	(.11)	(.12)	(.12)	(.31)	(.02)
Total Distributions	-	(.41)	(.29)	(.40)	(.85)	(.47)
Net asset value, end of period	20.91	21.22	20.94	20.95	21.63	21.06
Total Return (%)[b]	(1.46)[c]	3.29	1.37	(1.34)	6.76	(.94)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.53[d]	1.56	1.55	1.55	1.65	1.63
Ratio of net expenses to average net assets	1.53[d]	1.56	1.55	1.55	1.65	1.63
Ratio of net investment income to average net assets	1.50[d]	1.15	.47	.95	1.29	1.58
Portfolio Turnover Rate	42.40[c]	95.96	125.98	178.07	180.28	189.93
Net Assets, end of period ($ x 1,000)	74,958	78,980	98,626	77,460	27,989	19,481

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	June 30, 2018	Year Ended December 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	21.38	21.06	21.06	21.71	21.17	21.85
Investment Operations:
Investment income—net[a]	.26	.47	.32	.43	.51	.57
Net realized and unrealized gain (loss) on investments	(.46)	.44	.18	(.48)	1.14	(.55)
Total from Investment Operations	(.20)	.91	.50	(.05)	1.65	.02
Distributions:
Dividends from investment income—net	(.03)	(.48)	(.38)	(.48)	(.80)	(.68)
Dividends from net realized gain on investments	-	(.11)	(.12)	(.12)	(.31)	(.02)
Total Distributions	(.03)	(.59)	(.50)	(.60)	(1.11)	(.70)
Net asset value, end of period	21.15	21.38	21.06	21.06	21.71	21.17
Total Return (%)	(.95)[b]	4.35	2.41	(.28)	7.85	.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52[c]	.53	.52	.52	.59	.57
Ratio of net expenses to average net assets	.52[c]	.53	.52	.52	.59	.57
Ratio of net investment income to average net assets	2.50[c]	2.18	1.50	1.99	2.35	2.62
Portfolio Turnover Rate	42.40[b]	95.96	125.98	178.07	180.28	189.93
Net Assets, end of period ($ x 1,000)	3,004,583	2,689,270	2,182,666	1,610,590	627,638	271,132

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

	Six Months Ended
Class Y Shares	June 30, 2018	Year Ended December 31,
(Unaudited)		2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	21.39	21.06	21.06	21.71	21.17	21.23
Investment Operations:
Investment income—net[b]	.27	.48	.33	.44	.54	.30
Net realized and unrealized gain (loss) on investments	(.47)	.45	.18	(.49)	1.12	.04
Total from Investment Operations	(.20)	.93	.51	(.05)	1.66	.34
Distributions:
Dividends from investment income—net	(.03)	(.49)	(.39)	(.48)	(.81)	(.40)
Dividends from net realized gain on investments	-	(.11)	(.12)	(.12)	(.31)	-
Total Distributions	(.03)	(.60)	(.51)	(.60)	(1.12)	(.40)
Net asset value, end of period	21.16	21.39	21.06	21.06	21.71	21.17
Total Return (%)	(.94)[c]	4.43	2.46	(.29)	7.94	1.60[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45[d]	.48	.46	.48	.54	.55[d]
Ratio of net expenses to average net assets	.45[d]	.48	.46	.48	.54	.55[d]
Ratio of net investment income to average net assets	2.59[d]	2.23	1.55	2.03	2.41	2.84[d]
Portfolio Turnover Rate	42.40[c]	95.96	125.98	178.07	180.28	189.93
Net Assets, end of period ($ x 1,000)	260,666	248,986	120,581	82,283	27,897	1

a From the close of business on July 1, 2013 (commencement of initial offering) to December 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish Global Fixed Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective January 31, 2018, BNY Mellon Asset Management North America Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser. BNY Mellon Asset Management North America Corporation is a specialist multi-asset investment manager formed by the combination of certain BNY Mellon affiliated investment management firms, including Standish Mellon Asset Management Company LLC which served as the fund’s sub-investment adviser prior to January 31, 2018.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	501,177,516	-	501,177,516
Commercial Mortgage-Backed	-	62,726,383	-	62,726,383
Corporate Bonds	-	922,193,931	-	922,193,931
Floating Rate Loan Interest	-	9,748,379	-	9,748,379
Foreign Government	-	1,661,146,715	-	1,661,146,715
Registered Investment Companies	96,113,609	-	-	96,113,609
U.S. Treasury	-	220,204,792	-	220,204,792

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Other Financial Instruments:
Futures†	5,747,384	-	-	5,747,384
Options Purchased	1,469,594	3,006,101	-	4,475,695
Forward Foreign Currency Exchange Contracts†	-	12,733,152	-	12,733,152
Swaps†	-	1,161,145	-	1,161,145
Liabilities ($)
Other Financial Instruments:
Futures†	(9,172,847)	-	-	(9,172,847)
Options Written	(1,254,532)	(800,149)	-	(2,054,681)
Forward Foreign Currency Exchange Contracts†	-	(9,593,442)	-	(9,593,442)
Swaps†	-	(2,385,711)	-	(2,385,711)

†  Amount shown represents unrealized appreciation (depreciation) at period end.

At June 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2018, The Bank of New York Mellon earned $17,132 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry or country.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $57,512,928 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2017. The fund has $26,706,803 of short-term capital losses and $30,806,125 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2017 was as follows: ordinary income $65,661,600 and long-term capital gains $13,463,162. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and BNY Mellon Asset Management North America Corporation, BNY Mellon Asset Management North America Corporation serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate Dreyfus for providing accounting and recordkeeping services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services. The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $123,150 during the period ended June 30, 2018.

During the period ended June 30, 2018, the Distributor retained $16,249 from commissions earned on sales of the fund’s Class A shares and $6,992 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2018, Class C shares were charged $290,875 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2018, Class A and Class C shares were charged $220,368 and $96,959, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2018, the fund was charged $21,226 for transfer agency services and $1,671 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $1,671.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2018, the fund was charged $149,121 pursuant to the custody agreement. These fees were partially offset by earnings credits of $8,322.

During the period ended June 30, 2018, the fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$1,146,199, administration fees $20,525, Distribution Plan fees $46,516, Shareholder Services Plan fees $51,829, custodian fees $180,320, Chief Compliance Officer fees $6,320 and transfer agency fees $5,328.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, futures, options transactions, forward contracts, and swap agreements, during the period ended June 30, 2018, amounted to $1,752,022,241 and $1,362,576,113, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2018 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates and foreign currencies, or as a substitute for an investment. The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options written open at June 30, 2018 are set forth in Statement of Options Written.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

cleared swaps since they are exchange traded and the exchange guarantees these swap against default. Interest rate swaps open at June 30, 2018 are set forth in the Statement of Swap Agreements.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2018 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	8,378,123	[1,2,3]	Interest rate risk	(12,813,090)	[1,2,4]
Foreign exchange risk	15,739,253	[3,5]	Foreign exchange risk	(10,393,591)	[4,5]
Gross fair value of derivative contracts	24,117,376			(23,206,681)

Statement of Assets and Liabilities location:
[1]			Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]

Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Swap Agreements. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

[3]			Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[4]			Outstanding options written, at value.
[5]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2018 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	15,756,932		(1,674,939)		-		(540,978)		13,541,015
Foreign exchange	-		(885,397)		15,960,187		-		15,074,790
Total	15,756,932		(2,560,336)		15,960,187		(540,978)		28,615,805

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	(2,669,459)		935,873		-		(115,579)		(1,849,165)
Foreign exchange	-		(4,237,753)		35,506,707		-		31,268,954
Total	(2,669,459)		(3,301,880)		35,506,707		(115,579)		29,419,789

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap agreements.
[5]	Net unrealized appreciation (depreciation) on futures.
[6]	Net unrealized appreciation (depreciation) on options transactions.
[7]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	5,747,384	(9,172,847)
Options	4,475,695	(2,054,681)
Forward contracts	12,733,152	(9,593,442)
Swaps	1,161,145	(2,385,711)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	24,117,376	(23,206,681)
Derivatives not subject to
Master Agreements	(8,378,123)	12,813,090
Total gross amount of assets
and liabilities subject to
Master Agreements	15,739,253	(10,393,591)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2018:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Bank of America	89,108		(89,108)	-		-
Barclays Bank	4,710,348		(532,184)	-		4,178,164
Citigroup	3,455,504		(3,455,504)	-		-
Goldman Sachs International	863,953		(386,829)	(477,124)		-
HSBC	2,509,725		(848,292)	(1,661,433)		-
JP Morgan Chase Bank	3,285,948		(570,146)	(2,715,802)		-
UBS	824,667		(674,333)	(150,334)		-
Total	15,739,253		(6,556,396)	(5,004,693)		4,178,164

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Bank of America	(3,058,832)		89,108	-		(2,969,724)
Barclays Bank	(532,184)		532,184	-		-
Citigroup	(4,322,975)		3,455,504	-		(867,471)
Goldman Sachs International	(386,829)		386,829	-		-
HSBC	(848,292)		848,292	-		-
JP Morgan Chase Bank	(570,146)		570,146	-		-
UBS	(674,333)		674,333	-		-
Total	(10,393,591)		6,556,396	-		(3,837,195)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
† See Statement of Investments for detailed information regarding collateral held for open exchange traded derivative contracts.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2018:

Average Market Value ($)
Interest rate futures	1,489,202,152
Interest rate options contracts	1,526,155
Foreign currency options contracts	4,806,299
Forward contracts	3,357,672,810

The following summarizes the average notional value of swap agreements outstanding during the period ended June 30, 2018:

Average Notional Value ($)
Interest rate swap agreements	318,468,795

At June 30, 2018, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $82,756,572, consisting of $58,469,116 gross unrealized appreciation and $141,225,688 gross unrealized depreciation.

At June 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY, SUB–INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 21-22, 2018, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (together, the “Agreement”), and the Sub-Investment Advisory Agreement (together with the Agreement, the “Agreements”), pursuant to which BNY Mellon Asset Management North America Corporation (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance for Class A and/or Class I shares was at or above the Performance Group and/or Performance Universe medians for all periods except the one- and two-year periods, when performance was below the Performance Group and Performance Universe medians. The Board also considered that the fund’s yield performance for Class I shares was above the Performance Group median for four of the ten year periods and at or above the Performance Universe medians for eight of the ten one-year periods ended December 31st and that the fund’s yield performance for Class A shares was below the Performance Group median for all eight one-year periods and below the Performance Universe median for five of eight one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s Class I returns were above the returns of the index in seven of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives stated that, in connection with the Administration Agreement and its related fees, Dreyfus has contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY, SUB–INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

For More Information

Dreyfus/Standish Global Fixed Income Fund

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

BNY Mellon Asset Management
North America Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.

200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DHGAX Class C: DHGCX Class I: SDGIX Class Y: DSDYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6940SA0618

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 22, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 22, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)